Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	6 Months Ended
Mar. 31, 2019
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	impairment			regulation
	service	employee	lending	on credit			and
$m	leave	benefits	losses	commitments[1]	Leasehold	Restructuring	remediation	Total
Balance at 30 September 2018	417	699	53	239	24	27	469	1,928
Impact on adoption of AASB 9	-	-	-	98	-	-	-	98
Restated opening balance	417	699	53	337	24	27	469	2,026
Additions	42	488	20	11	7	176	970	1,714
Utilisation	(22)	(718)	(40)	-	(2)	(26)	(124)	(932)
Reversal of unutilised provisions	-	(10)	-	-	-	-	(35)	(45)
Unwinding of discount	-	-	-	-	-	-	-	-
Other	1	-	-	-	-	-	-	1
Balance at 31 March 2019	438	459	33	348	29	177	1,280	2,764

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated.  Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

Schedule of undrawn credit commitments

	As at	As at	As at	% Mov't	% Mov't
	31 March	30 Sept	31 March	Mar 19 -	Mar 19 -
$m	2019	2018	2018	Sept 18	Mar 18
Undrawn credit commitments
Letters of credit and guarantees[1]	15,804	15,585	15,306	1	3
Commitments to extend credit[2]	176,242	174,658	176,258	1	-
Other	431	154	249	180	73
Total undrawn credit commitments	192,477	190,397	191,813	1	-

[1]  Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

[2]  Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2019 the Group had offered $5.5 billion (30 September 2018: $5.7 billion; 31 March 2018: $4.6 billion) of facilities to customers, which had not yet been accepted.